SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

16.         SHARE OPTION PLANS

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 1,500,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan and is authorized to issue equity based awards for up to 1,500,000 ordinary shares to the Company’s. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan, on November 8, 2005, options to purchase 974,000 ordinary shares at the price of US$8.75 per share were granted (“Tranche 1”), which all expired on November 8, 2010; on October 22, 2007 the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$9.27 which all expired on October 22, 2012 (“Tranche 2”); on March 28, 2008 the Company granted its employees options to purchase 381,000 ordinary shares at the price of US$5.30 (“Tranche 3”); on June 16, 2008 the Company granted its employees options to purchase 10,000 ordinary shares at the price of US$6.64 (“Tranche 4”); and on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of US$12.23 (“Tranche 5”). Under the terms of the 2009 Plan, on January 3, 2011, the company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”); and on January 3, 2012, the company granted its employees options to purchase 365,000 ordinary shares at the price of US$2.55 (“Tranche 7”). All the options have an expiration date that is 5 years from the date of grant and vest immediately or over a period of 1 to 5 years. As of September 30, 2012, there were 259,500 shares under the 2005 Plan allocated to awards and there were 480,000 shares under the 2009 Plan allocated to awards.

On September 14, 2009, the compensation committee of the Board of Directors approved re-pricing of outstanding option grants for reduced awards from US$8.75 per share to US$4.00 per share or the substitution of restricted stock for outstanding grants under Tranche 1 that no longer offer the kind of incentive opportunity originally sought for valued employees. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-10.  For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification of the exercise prices, the Company compared the fair value of modified awards and that of the original awards, both estimated at the date of the modification and determined that none of the modifications required the recognition of additional share-based payment expense. The weighted average fair value at the modification date of US$2.66 was estimated using the Black-Scholes Option Pricing Model. As of September 14, 2009, there are modified awards outstanding covering a total of 214,120 ordinary shares which included the restricted stock awards for 89,300 shares. All of these are now expired.

After the adjusted awards, all the option awards have an exercise price of $4.00 to $12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

During the fiscal years ended September 30, 2011 and 2012, 90,400 and nil options were exercised.

For the options outstanding at September 30, 2011 and 2012, the weighted average remaining contractual lives are 2.91 and 3.07 years, respectively.

A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7
Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012

Options outstanding as of October 1, 2010	64,400	5,000	156,167	10,000	125,000	-	-
Number of options granted	-	-	-	-	-	120,000	-
Options exercised	(64,400)	-	(26,000)	-	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-	-

Options outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000	-
Number of options granted	-	-	-	-	-	-	365,000
Options cancelled/ forfeited/ expired	-	-	(5,667)	-	-	(5,000)	-
Outstanding as of September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Options vested and exercisable
At September 30, 2011	-	-	130,167	10,000	120,000	-	-

At September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08	1.45

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6	Tranche 7

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84	2.55
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%	0.40%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%	90.30%
Dividend yield	-	-	-	-	-	-	-

#	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.

The aggregate intrinsic value as of September 30, 2011 and 2012 is USD nil and USD nil respectively.

The Company recorded share-based compensation expense of RMB4,868, RMB4,638 and RMB3,327 for the years ended September 30, 2010, 2011 and 2012 respectively. As of September 30, 2011 and 2012, there were RMB942 and RMB769 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.26 year.